VESSELS UNDER FINANCE LEASE, NET - Changes in Finance Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finance Lease Obligations [Roll Forward]
Balance at January 1, 2020	$ 168,708
Additions	17,500
Repayments	(29,304)
Interest expense on obligations under finance lease	5,397
Balance as of June 30, 2020	162,301
Current portion	22,735	$ 17,502
Non-current portion	$ 139,566	$ 151,206